GAIN ON SETTLEMENT OF LIABILITIES (Details)	Aug. 14, 2019 USD ($)
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Gain (Loss) on Extinguishment of Debt	$ 275,000